Cover	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0000078239
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	PVH CORP. /DE/
Amendment Flag	false
PVH Associates Investment Plan For Residents Of The Commonwealth Of Puerto Rico
Document Information Line Items
Entity Central Index Key	0000078239
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	PVH CORP. /DE/
Entity Tax Identification Number	13-1166910
Amendment Flag	false